14. Subsequent Events	12 Months Ended
Sep. 30, 2012
Notes
14. Subsequent Events

14.    Subsequent Events

As part of a private offering that began in September of 2012, the Company on October 5, 2012 received a total of $688,000 in consideration for issuing convertible notes and warrants to purchase 1,376,000 shares of the Company’s common stock to 21 investors.  The notes bear interest at a rate of 10% per annum and interest is payable semi-annually. Principal and any unpaid accrued interest are fully due on October 5, 2014. Outstanding principal is convertible into shares of the Company’s common stock at a conversion rate of $0.50 per share. The warrants are exercisable at price of $0.25 per share and expire on October 5, 2015. The offering was complete on October 5, 2012 and was fully subscribed for $3,000,000.

On October 8, 2012, the Company formed Single Touch Interactive R & D IP, Inc. (“R&D”), a wholly owned subsidiary of the Company. Subsequent to its formation, the Company transferred all of its intellectual properties to R&D.

On November 27, 2012 The Company entered into a Settlement and Mutual Special Release with the Company’s Executive Chairman as final global settlement of any and all outstanding matters related to Anthony Macaluso’s ownership and control relationship in Soapbox Mobile, including any and all claims he may have individually related to or on behalf of Soapbox Mobile in any capacity held by him formerly or currently. The Company agreed to total consideration of $755,000, which included the $155,000 received related to the original Option Agreement from June 2011 (See also note 10 – “Related Party Transactions” and Note 6 “Intangible Assets” – Software License).

In November 2012, the Company modified the terms of stock options granted to certain employees, officers, directors, and active 3rd party service providers. Under the modified terms, the Company reduced the number of shares to be purchased under these option grants from a total of 17,134,334 shares to a total of 14,534,934 shares with a reduction in the purchase price on these grants from original prices ranging from $1.375 to $0.90 per share to $0.469 per share. A breakdown of the modified grants is as follows:

	Shares under	Shares under
	Original	Modified
	Grant	Grant
Employees	5,809,334	4,914,934
Officers and directors	11,300,000	9,600,000
Outside legal counsel	25,000	20,000
	17,134,334	14,534,934

In addition to reducing the number of options previously granted at the reduced purchase price, Messrs. Macaluso and Orsini voluntarily agreed to amend their stock options to defer vesting of already vested options related to their employment agreements and half of their unvested options for an additional six months.

On October 15, 2012 our Executive Chairman granted an option to purchase up to 3,750,000 shares personally held by him, at an exercise price of $0.295 per share to a consultant in connection with a Consulting Agreement between the Company’s Executive Chairman and the consultant for which the Company is receiving a direct benefit from the services rendered by the consultant. Further, the personal grant by the Executive Chairman also included a registration rights agreement whereby the Company is obligated to register the shares underlying the options at its expense.  Pursuant to the Agreement, the option vested immediately and expires two years from the date of grant. Additionally, services are to be rendered by the consultant for a period equal to the life of the option; as a result, the fair value of the option will be amortized on a straight line basis over the two year life of the grant.

On December 6, 2012, the Company granted options to its Executive Chairman to purchase 2,099,400 shares of its common stock at a price of $0.469 per share. Also on the same date the Company granted options to an employee to purchase 500,000 shares of its common stock a price of $0.469 per share. The 2,599,400 options immediately vest and expire on December 1, 2017.  At the date of grant, the Company’s common stock had a trading price of $0.465 per share.

On December 7, 2012 our Executive Chairman granted a further option to purchase up to 2,000,000 shares personally held by him, at an exercise price of $0.48 per share to the aforementioned consultant in connection with a Consulting Agreement between the Company’s Executive Chairman and the consultant for which the Company is receiving a direct benefit from the services rendered by the consultant. Further, the personal grant by the Executive Chairman also included a registration rights agreement whereby the Company is obligated to register the shares underlying the options at its expense.  Pursuant to the Agreement, the option vested immediately and expires two years form the date of grant. Additionally, services are to be rendered by the consultant for a period equal to the life of the option as a result, the fair value of the option will be amortized on a straight line method over the two year life of the grant.

On December 10, 2012, the Company granted its new director, Jonathan Sandelman, options to purchase 200,000 shares of the Company’s common stock at a purchase price of $0,446 per share. The option grant expires in five years.  The options granted to Mr. Sandelmen were pursuant to Mr. Sandelman’s appointment letter agreement. The agreement provides for annual grants to Mr., Sandelman of 200,000 five year stock options and an annual cash stipend of $20,000 that will be paid quarterly.  At the date of grant, the Company’s common stock had a trading price of $0.40 per share.